UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

       CHRISTOPHER K. YARBROUGH                        CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                      VEDDER PRICE P.C.
              SUITE 1700                           222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                    CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
SEPTEMBER 30, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 29.04%

               AUSTRIA - 0.55%
          947  Warimpex Finanz-und
               Beteiligungs AG           $        4,697
                                          --------------
               CANADA - 2.08%
        1,127  Brookfield Properties
               Corp.                             17,851
                                          --------------
               CHINA - 0.33%
        3,000  Guangzhou R&F Properties
               Co., Ltd, Class H                  2,804
                                          --------------
               FINLAND - 0.57%
          700  Technopolis Oyj                    4,849
                                          --------------
               HONG KONG - 9.67%
        6,000  China Overseas Land &
               Investment, Ltd.                   7,266
        7,000  Hysan Development Co.,
               Ltd.                              18,208
       22,000  KWG Property Holding,
               Ltd.                               6,037
        5,000  Sun Hung Kai Properties,
               Ltd.                              51,339
                                          --------------
                                                 82,850
                                          --------------

               JAPAN - 9.38%
        2,000  Mitsubishi Estate Co.,
               Ltd.                              39,303
        1,000  Mitsui Fudosan Co., Ltd.          19,252
        1,000  Sumitomo Realty &
               Development Co., Ltd.             21,772
                                          --------------
                                                 80,327

                                          --------------
               SINGAPORE - 1.27%
        5,000  CapitaLand, Ltd.                  10,897
                                          --------------

               SWEDEN - 1.13%
          550  Castellum AB                       4,816
          350  Wihlborgs Fastigheter AB           4,871
                                          --------------
                                                  9,687
                                          --------------

               UNITED KINGDOM - 1.25%
          600  Capital & Regional plc             1,824
          500  Development Securities
               plc                                3,471
          600  Helical Bar plc                    3,263
          831  RGI International, Ltd. *          2,154
                                          --------------
                                                 10,712
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 2.81%
        1,505  Great Wolf Resorts, Inc. *$        5,508
          300  SBA Communications Corp.
               Class A *                          7,761
          385  Starwood Hotels & Resorts
               Worldwide, Inc.                   10,834
                                          --------------
                                                 24,103
                                          --------------

               TOTAL COMMON STOCK
               (Cost $329,252)                  248,777
                                          --------------

REIT AND REIT-LIKE INSTRUMENTS - 66.17 %
               AUSTRALIA - 8.07%
        1,000  CFS Retail Property Trust          1,820
        8,500  Dexus Property Group               9,884
        7,500  Goodman Group                     15,118
        3,100  Westfield Group                   42,302
                                          --------------
                                                 69,124
                                          --------------

               CANADA - 3.07%
          349  Boardwalk Real Estate
               Investment Trust                  11,707
          581  Calloway Real Estate
               Investment Trust                  10,187
          157  Dundee Real Estate
               Investment Trust                   4,399
                                          --------------
                                                 26,293
                                          --------------

               FRANCE - 3.11%
           56  ICADE                              4,550
           44  Klepierre                          1,729
          100  Unibail-Rodamco                   20,372
                                          --------------
                                                 26,651
                                          --------------

               JAPAN - 3.77%
            3  Japan Real Estate
               Investment Corp.                  24,110
            2  Japan Retail Fund
               Investment Corp.                   8,220
                                          --------------
                                                 32,330
                                          --------------

               NETHERLANDS - 0.96%
          115  Corio N.V.                         8,242
                                          --------------
               SINGAPORE - 1.46%
        4,000  Ascendas Real Estate
               Investment Trust                   5,298
        3,000  CapitaMall Trust                   4,777
        3,000  Suntec Real Estate
               Investment Trust                   2,444
                                          --------------
                                                 12,519
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
SEPTEMBER 30, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 3.86%
          700  British Land Co., plc     $        9,365
          400  Derwent London plc                 7,472
        1,000  Great Portland Estates
               plc                                5,989
          200  Hammerson plc                      3,486
          300  Land Securities Group plc          6,771
                                          --------------
                                                 33,083
                                          --------------

               UNITED STATES - 41.87 %
          377  Acadia Realty Trust                9,531
          101  Alexandria Real Estate
               Equities, Inc.                    11,362
          279  AMB Property Corp.                12,639
          302  Apartment Investment &
               Management Co., Class A           10,576
          209  AvalonBay Communities,
               Inc.                              20,570
          349  BioMed Realty Trust, Inc.          9,231
          312  Boston Properties, Inc.           29,223
          641  Cogdell Spencer, Inc.             10,282
          399  Colonial Properties Trust          7,457
          231  Digital Realty Trust,
               Inc.                              10,915
          212  Entertainment Properties
               Trust                             11,601
          125  Essex Property Trust,
               Inc.                              14,791
          182  Federal Realty Investment
               Trust                             15,579
          281  First Industrial Realty
               Trust, Inc.                        8,059
          544  Inland Real Estate Corp.           8,535
          163  Mid-America Apartment
               Communities, Inc.                  8,010
          299  Nationwide Health
               Properties, Inc.                  10,758
          446  Omega Healthcare
               Investors, Inc.                    8,768
          122  Plum Creek Timber Co.,
               Inc.                               6,083
          703  ProLogis                          29,013
          224  Regency Centers Corp.             14,939
          359  Simon Property Group,
               Inc.                              34,823
          174  SL Green Realty Corp.             11,275
          576  Sunstone Hotel Investors,
               Inc.                               7,776
          173  Taubman Centers, Inc.              8,650
          197  The Macerich Co.                  12,539
          318  Ventas, Inc.                      15,715
                                          --------------
                                                358,700
                                          --------------

               TOTAL REIT AND
               REIT-LIKE INSTRUMENTS
               (Cost $598,982)                  566,942
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $928,234)           $      815,719
                                          --------------

SHORT TERM INVESTMENT - 7.19%

       61,586  Fidelity Institutional
               Treasury Portfolio                61,586
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $61,586)                    61,586
                                          --------------
TOTAL INVESTMENTS - 102.40%
               (Cost $989,820)                   877,305
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (2.40)%                                        (20,582)
                                          --------------
TOTAL NET ASSETS - 100.00%               $       856,723
                                          --------------

        *  Non income producing security
     REIT- Real Estate Investment Trust

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
SEPTEMBER 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS        % OF NET
A PERCENTAGE OF NET ASSETS:        ASSETS
---------------------------------------------
Retail REIT                         25.09 %
Diversified Real Estate             16.89
Office REIT                         13.30
Specialized REIT                     8.28
Industrial REIT                      8.19
Residential REIT                     7.66
Real Estate Operating Companies      6.52
Diversified REIT                     3.65
Hotels, Resorts & Cruise             2.46
Real Estate Development              2.26
Wireless Telecomm Services           0.91
                               --------------
Long Term Investments               95.21
Short Term Investment                7.19
                               --------------
Total Investments                  102.40
Net Other Assets and Liabilities    (2.40)
                               --------------
                                   100.00 %
                               ==============


                       See Notes to Financial Statements.

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson Global Real Estate Equities Fund (the "Fund") as of September 30, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $112,515, of which $23,734 related to appreciated investment securities and $136,249 related to depreciated investment securities for the fiscal quarter ended September 30, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                        INVESTMENTS IN
VALUATION INPUTS                          SECURITIES
Level 1 - Quoted Prices                        $ 488,534
Level 2 - Other Significant
Observable Inputs                                388,771
Level 3 - Significant
Unobservable Inputs                                    -
                                      -------------------
TOTAL                                          $ 877,305
                                      ===================

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 89.97%
               AUSTRIA - 1.39%
          654  Andritz AG                $       28,103
          414  Schoeller-Bleckmann
               Oilfield Equipment AG             25,047
                                          --------------
                                                 53,150
                                          --------------

               BELGIUM - 1.72%
        1,115  InBev NV                          65,819
                                          --------------

               BRAZIL - 1.94%
        1,692  Petroleo Brasileiro, S.A.,
               ADR                               74,363

                                          --------------
               CHINA - 3.46%
        3,051  China Medical Technologies,
               Inc., ADR                         99,402
       24,803  China Railway Construction
               Corp., Class H *                  32,847
                                          --------------
                                                132,249
                                          --------------

               CYPRUS - 1.69%
       12,687  Marfin Popular Bank
               Public Co., Ltd.                  64,627
                                          --------------

               GERMANY - 7.05%
          541  Bauer AG                          27,479
          896  Bayer AG                          65,401
          896  GFK AG                            27,235
        1,594  Siemens AG                       149,604
                                          --------------
                                                269,719
                                          --------------

               GREECE - 1.48%
        1,372  National Bank of Greece
               S.A.                              56,399
                                          --------------

               HONG KONG - 0.30%
        2,849  Melco PBL Entertainment
               (Macau), Ltd., ADR *              11,368
                                          --------------

               INDONESIA - 1.26%
      174,000  PT Bank Mandiri                   48,357
                                          --------------

               ITALY - 4.21%
        2,100  Autogrill SpA                     23,638
        1,913  Saipem SpA                        56,597
       21,895  UniCredito Italiano SpA           80,877
                                          --------------
                                                161,112
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - 16.17%
        3,800  Aeon Fantasy Co., Ltd.    $       29,507
        2,100  Aeon Mall Co., Ltd.               62,517
          600  Daiichikosho Co., Ltd.             6,137
          200  Hikari Tsushin, Inc.               4,269
        1,800  Hitachi Systems &
               Services, Ltd.                    23,917
        3,000  IT Holdings Corp. *               43,787
       14,000  Juki Corp.                        23,799
        1,000  Kanto Tsukuba Bank, Ltd.           4,451
       12,400  Mitsubishi UFJ Financial
               Group, Inc.                      107,491
          400  Nintendo Co., Ltd.               166,514
        3,000  Oenon Holdings, Inc.               9,277
          200  Sanei-International Co.,
               Ltd.                               2,189
          600  SMC Corp.                         62,772
          300  Xebio Co., Ltd.                    5,843
          870  Yamada Denki Co., Ltd.            65,965
                                          --------------
                                                618,435
                                          --------------

               LUXEMBOURG - 0.60%
        2,300  Acergy SA                         23,109
                                          --------------

               NETHERLANDS - 0.48%
        3,155  Wavin N.V.                        18,194
                                          --------------

               QATAR - 0.91%
        6,300  Commercial Bank of Qatar,
               GDR (a) (b) (c)  *                34,650
                                          --------------

               SINGAPORE - 6.36%
      107,000  Banyan Tree Holdings, Ltd.        66,588
       16,000  Capitaland, Ltd.                  34,869
       14,000  Keppel Corp., Ltd.                77,737
       30,000  SC Global Developments, Ltd.      14,291
       28,000  Wilmar International, Ltd.        49,879
                                          --------------
                                                243,364
                                          --------------

               SPAIN - 1.89%
        4,449  Banco Bilbao Vizcaya
               Argentaria, S.A.                  72,123
                                          --------------

               SWITZERLAND - 16.27%
        3,503  ABB, Ltd. *                       67,204
          757  Aryzta AG *                       29,520
        2,275  Credit Suisse Group              108,316
          653  Lonza Group AG                    81,213
        3,627  Nestle S.A.                      156,875
          597  Roche Holding AG                  93,064
          405  Syngenta AG                       85,994
                                          --------------
                                                622,186
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               TAIWAN - 5.01%
       10,036  Fubon Financial Holding
               Co., Ltd. GDR (c)         $       70,272
        1,489  High Tech Computer Corp.,
               GDR (c)                           92,977
       15,000  Taiwan Fertilizer Co.,
               Ltd.                              28,262
                                          --------------
                                                191,511
                                          --------------

               TURKEY - 2.36%
       20,074  Turkiye Halk Bankasi A.S.         90,162
                                          --------------

               UNITED KINGDOM - 15.42%
        5,514  BowLeven plc *                    20,335
        1,228  Cairn Energy plc *                45,630
        7,580  Eros International plc *          40,093
        8,224  ICAP plc                          53,156
        9,346  Man Group plc                     57,346
        1,363  Rio Tinto plc                     84,807
       11,023  Serco Group plc                   71,260
        2,200  Spectris plc                      26,376
       10,212  Tesco plc                         71,019
       54,111  Vodafone Group plc               119,542
                                          --------------
                                                589,564
                                          --------------

               TOTAL COMMON STOCK
               (Cost $4,583,807)              3,440,461
                                          --------------

PREFERRED STOCK - 3.18%
               GERMANY - 3.18%
        1,683  Fresenius AG                     121,484
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $140,159)                  121,484
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $4,723,966)              3,561,945
                                          --------------

SHORT TERM INVESTMENT - 5.42%

      207,449  Fidelity Institutional
               Treasury Portfolio               207,449
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $207,449)                  207,449
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
TOTAL INVESTMENTS - 98.57%
               (Cost $4,931,415)         $     3,769,394
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.43%          54,780
                                          --------------
TOTAL NET ASSETS - 100.00%                     3,824,174
                                          --------------

        *  Non income producing security

      (a)  Restricted security.

      (b) 144A securities are those that are exempt from registration under 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers. At September 30, 2008 these securities represent $34,650, which represented 0.91% of net assets.

      (c) Fair valued at September 30, 2008 as determined in good faith using procedures approved by the Trustees of the Fund.

      ADR  American Depositary Receipt

      GDR  Global Depository Receipt

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
--------------------------------------------
Diversified Banks                     13.60%
Industrial Conglomerates               8.69
Health Care Equipment                  5.78
Packaged Foods & Meats                 4.87
Home Entertainment Software            4.35
Pharmaceuticals                        4.14
Wireless Telecommunication Services    3.13
Fertilizer & Agricultural Chemicals    2.99
Diversified Capital Markets            2.83
Oil & Gas Equipment & Services         2.74
Computer Hardware                      2.43
Industrial Machinery                   2.38
Diversified Metal & Mining             2.22
Life Sciences Tools / Services         2.12
Real Estate Management & Development   2.01
Integrated Oil & Gas                   1.95
Environmental & Facilities Services    1.86
Food Retail                            1.86
Computer & Electronic  Retail          1.84
IT Consulting & Other Services         1.77
Heavy Electrical Equipment             1.76
Hotels, Resorts & Cruise               1.74
Oil & Gas Exploration & Production     1.73
Brewers                                1.72
Asset Management & Custody Banks       1.50
Invest Banking & Brokerage             1.39
Agricultural Products                  1.30
Movies & Entertainment                 1.21
Construction & Engineering             1.19
Diversified Real Estate Activities     0.91
Building Heavy Construction            0.86
Leisure Facilities                     0.77
Research & Consulting Services         0.71
Electronic Equipment & Instruments     0.69
Household Appliances                   0.62
Restaurants                            0.62
Casinos & Gaming                       0.30
Distillers & Vintners                  0.24
Specialty Stores                       0.15
Regional Banks                         0.12
Apparel, Acces & Luxury Goods          0.06
                                 --------------
Long Term Investments                 93.15
Short Term Investment                  5.42
                                 --------------
Total Investments                     98.57
Net Other Assets and Liabilities       1.43
                                 --------------
                                     100.00%
                                 ==============


                       See Notes to Financial Statements.

Henderson International Equity Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson International Equity Fund (the "Fund") as of September 30, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $1,162,020, of which $7,264 related to appreciated investment securities and $1,169,284 related to depreciated investment securities for the fiscal quarter ended September 30, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                        INVESTMENTS IN
VALUATION INPUTS                          SECURITIES
Level 1 - Quoted Prices                        $ 620,000
Level 2 - Other Significant
Observable Inputs                              3,149,394
Level 3 - Significant
Unobservable Inputs                                    -
                                      -------------------
TOTAL                                        $ 3,769,394

4. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities Act of 1933. The Fund may be able to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such securities, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

----------------------- --------------------- -------------------- --------------------- --------------------
                            Acquisition           Acquisition                                 As a % of
Restricted security             Date               Cost ($)             Value ($)            Net Assets
----------------------- --------------------- -------------------- --------------------- --------------------
Commercial
Bank of Qatar             June 27, 2008            47,250                34,650                0 .91
----------------------- --------------------- -------------------- --------------------- --------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    November 21, 2008



By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    November 21, 2008